COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2021
Disclosure Commitments Contingencies and Guarantess [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES	COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
In the course of its operations, the company has entered into agreements for the use of water, land and dams. Payment under those agreements varies with the amount of power generated. The various agreements can be renewed and are extendable up to 2089.
In the normal course of business, the company will enter into capital expenditure commitments which primarily relate to contracted project costs for various growth initiatives. As at December 31, 2021, the company had $392 million (2020: $491 million) of capital expenditure commitments outstanding, of which $364 million is payable in less than one year, and $28 million in two years, and nil thereafter.
The company, together with institutional partners, entered into a commitment to invest approximately R$54 million ($10 million) to acquire a 270 development wind portfolio in Brazil. The transaction is expected to close in the first quarter of 2022, subject to customary closing conditions, with Brookfield Renewable expected to hold a 25% interest.
The company, together with institutional partners, entered into a commitment to invest COP 153 billion ($41 million) to acquire a 38 MW portfolio of solar development projects in Colombia. The transaction is expected to close in the second quarter of 2022, subject to customary closing conditions, with Brookfield Renewable expected to hold a 24% interest.
An integral part of the company’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the company’s profile. In the normal course of business, the company has made commitments to Brookfield-sponsored private equity funds to participate in these target acquisitions in the future, if and when identified. From time to time, in order to facilitate investment activities in a timely and efficient manner, the company will fund deposits or incur other costs and expenses (including by use of loan facilities to consummate, support, guarantee or issue letters of credit) in respect of an investment that ultimately will be shared with or made entirely by Brookfield sponsored vehicles, consortiums and/or partnerships (including private funds, joint ventures and similar arrangements), the company, or by co-investors.
Contingencies
The company and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. While the final outcome of such legal proceedings and actions cannot be predicted with certainty, it is the opinion of management that the resolution of such proceedings and actions will not have a material impact on the company’s consolidated financial position or results of operations.
On December 22, 2020, our subsidiary, TerraForm Power, received an adverse summary judgment ruling in connection with litigation relating to an historical contractual dispute. This litigation predated the 2017 acquisition of an initial 51% interest in TerraForm Power by Brookfield Renewable and its institutional partners and related to an allegation that TerraForm Power was obligated to make earn-out payments in connection with the acquisition of certain development assets by TerraForm Power’s former parent company from a third party. The court’s ruling in favor of the plaintiffs awarded approximately $231 million plus 9% annual non-compounding interest that has accrued at the New York State statutory rate since May 2016. During the year, TerraForm Power reached a final settlement with the plaintiffs. The settlement amount paid by TerraForm Power was approximately $50 million less than the amount of the court’s ruling, inclusive of accrued interest. A partially-owned subsidiary of Brookfield Renewable that holds shares in TerraForm Power was contractually entitled to be issued additional TerraForm Power shares as compensation for the cost of the litigation. This issuance took place during the year and resulted in the immaterial dilution of the company’s interest in TerraForm Power. During the year, TerraForm Power initiated legal proceedings to seek to recover the settlement amount and its costs incurred in connection with its defense of the underlying dispute.
The company’s subsidiaries themselves have provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
The company, along with institutional investors, has provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance as it relates to interests in the Brookfield Americas Infrastructure Fund, the Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV and Brookfield Global Transition Fund. The company’s subsidiaries have similarly provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
Letters of credit issued by the company's subsidiaries as at December 31, 2021 were $698 million (2020: $687 million).
Guarantees
In the normal course of operations, the company executes agreements that provide for indemnification and guarantees to third-parties of transactions such as business dispositions, capital project purchases, business acquisitions, sales and purchases of assets and services, and the transfer of tax credits or renewable energy grants from tax equity partnerships. The company has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings and guarantee agreements prevents the company from making a reasonable estimate of the maximum potential amount that the company could be required to pay third parties as the agreements do not always specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time.
Two subsidiaries of the company fully and unconditionally guaranteed (i) the medium term notes issued and payable by Brookfield Renewable Partners ULC, a finance subsidiary of Brookfield Renewable, (ii) the senior preferred shares of Brookfield Renewable Power Preferred Equity Inc., (iii) certain preferred units of Brookfield Renewable, (iv) the obligations of Brookfield Renewable under its bilateral credit facilities and (v) notes issued by Brookfield BRP Holdings (Canada) Inc. under its U.S. commercial paper program. BRP Bermuda Holdings I Limited (“BBHI”) a subsidiary of the company have guaranteed the perpetual subordinated notes issued by Brookfield BRP Holdings (Canada) Inc. These arrangements do not have or are not reasonably likely to have a material current or future effect on our financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that are material to investors.